SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Summary of Unrecognized Components of Net Periodic Benefit Cost - 10K (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 260.8
Prior service cost	0.0
Accumulated Other Comprehensive Loss, Gross	260.8
Income tax (benefit) expense	(42.0)
Portion allocated to Revlon Holdings	(1.1)
Accumulated other comprehensive loss, net	217.7
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	258.0
Prior service cost	0.0
Accumulated Other Comprehensive Loss, Gross	258.0	$ 277.6
Income tax (benefit) expense	(41.9)	(43.7)
Portion allocated to Revlon Holdings	(0.9)	(1.0)
Accumulated other comprehensive loss, net	215.2	232.9
Other Post-Retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	2.8
Prior service cost	0.0
Accumulated Other Comprehensive Loss, Gross	2.8	2.5
Income tax (benefit) expense	(0.1)	0.1
Portion allocated to Revlon Holdings	(0.2)	(0.2)
Accumulated other comprehensive loss, net	$ 2.5	$ 2.4